Document and Entity Information	6 Months Ended
Dec. 31, 2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Entity Registrant Name	Li3 Energy, Inc.
Entity Central Index Key	0001334699
Entity Filer Category	Smaller Reporting Company